Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments
Inventories	R 29,646	R 29,364
Inventory write-down	371	234
Inventories held at net realizable value	3,113	1,348
Inventories encumbered	0	4,099
Mining
Disclosure of operating segments
Inventories	1,425	1,661
Exploration And Production International
Disclosure of operating segments
Inventories	163	144
Energy
Disclosure of operating segments
Inventories	7,826	7,680
Base Chemicals
Disclosure of operating segments
Inventories	7,684	7,427
Performance Chemicals
Disclosure of operating segments
Inventories	12,522	12,417
Group Functions
Disclosure of operating segments
Inventories	R 26	R 35